Concessions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Concessions [Abstract]
Concessions
8.	Concessions

	March 31, 2012	December 31, 2011

Orbital concessions	$41,740	$41,740
Public telecommunications network	3,932	3,932

	45,672	45,672
Accumulated amortization	(1,492)	(1,044)

	$44,180	$44,628

For the periods from January 1 to March 31, 2012 (Successor Registrant) and from January 1 to March 31, 2011 (Predecessor Registrant), amortization of concessions was $448 and $354, respectively.

a.	Orbital Concessions and Facilities

In October 1997, the Mexican federal government granted to Satmex the rights to three concessions (the “Concessions”) for an initial 20-year term to operate in the orbital slots 113.0° W.L., 116.8° W.L., and 114.9° W.L. In May 2011, extensions of the Orbital Concessions were granted by the Mexican federal government for an additional term of 20 years as of 2017, expiring in 2037, without payment of any additional consideration. Satmex has the right to an additional 20-year extension, at a certain cost to Satmex, to be determined by the Mexican government, as long as Satmex meets certain conditions, as discussed below.

In order to extend the orbital concession term, Satmex must comply with all obligations established by the concession documents, solicit extension of the concession before the beginning of the fifth term of the concession, must obtain approval from the Mexican Secretary of Communication and Transportation (“SCT”) of the technical and operating characteristics of any new satellites, and must guarantee the occupation and use of the orbital slots during the concession’s original and extended terms.

In accordance with the Ley Federal de Telecomunicaciones (Federal Law of Telecommunications or “LFT”), concessionaries are required to maintain the satellite control centers within Mexican territory.

The satellites are controlled and operated through two control centers, one of them is located in the east side of Mexico City, and the other one is located in Hermosillo, Sonora. The land and related facilities of the first control center and the land of the second control center are the property of the Mexican federal government.

Use of the land and facilities where the control centers are located that are property of the Mexican federal government was granted to the Company through a concession for a 40-year term, for which the Company pays a fee, which is adjusted every five years by the Secretaría de la Función Pública (The Ministry of Public Administration) (see Note 14).

b.	Concessions for the Use and Exploitation of a Telecommunications Public Network

On January 20, 2000, the Mexican federal government granted to Enlaces a “Concession to Operate, Install, Exploit and Use a Public Telecommunications Network within Mexican Territory” at no charge, in order to provide services for private and public networks, and to provide value-added services. The concession term is for 30 years, with the possibility for an extension under certain conditions.

On November 9, 2000, Enlaces obtained from the SCT a registration of value-added services certificate, which allows it to offer internet access services, electronic data transfer and multimedia services (content delivery to private television channels).

The terms of both concessions are subject to certain legal provisions regarding assignment or transfer of rights. According to Mexican Law, Satmex is not allowed to transfer the concessions to any foreign country or state. If the Mexican federal government expropriates them, the companies are entitled to liquidation or resignation of their rights. As of March 31, 2012, the Company has complied with the obligations established in the concession titles.

8.	Concessions

As of December 31, concessions consist of:

	Successor Registrant 2011	Predecessor Registrant 2010

Orbital concessions	$41,740	$41,700
Public telecommunications network	3,932	2,248

	45,672	43,948
Accumulated amortization	(1,044)	(5,763)

	$44,628	$38,185

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December, 2010 and 2009 (Predecessor Registrant), amortization of concessions was $1,044, $588, $1,412, and $1,412 respectively.

c.	Orbital Concessions and Facilities

In October 1997, the Mexican federal government granted to Satmex the rights to three concessions (the “Concessions”) for an initial 20-year term to operate in the orbital slots 113.0° W.L., 116.8° W.L., and 114.9° W.L. In May 2011, extension of the Orbital Concessions was granted by the Mexican federal government for an additional term until 2037, without payment of any additional consideration. Satmex has the right to an additional 20-year extension, at a certain cost to Satmex, to be determined by the Mexican government, as long as Satmex meets certain conditions, as discussed below.

In order to extend the orbital concession term, Satmex must comply with all obligations established by the concession documents, solicit extension of the concession before the beginning of the fifth term of the concession, must obtain approval from the Mexican Secretary of Communication and Transportation (“SCT”) of the technical and operating characteristics of any new satellites, and must guarantee the occupation and use of the orbital slots during the concession’s original and extended terms.

In accordance with the Ley Federal de Telecomunicaciones (Federal Law of Telecommunications or “LFT”), concessionaries are required to maintain the satellite control centers within Mexican territory.

The satellites are controlled and operated through two control centers, one of them is located in the east side of Mexico City, and the other one is located in Hermosillo, Sonora. The land and related facilities of the first control center and the land of the second control center are the property of the Mexican federal government.

Use of the land and facilities where the control centers are located that are property of the Mexican federal government was granted to the Company through a concession for a 40-year term, for which the Company pays a fee, which is adjusted every five years by the Secretaría de la Función Pública (The Ministry of Public Administration) (see Note 17).

d.	Concessions for the Use and Exploitation of a Telecommunications Public Network

On January 20, 2000, the Mexican federal government granted to Enlaces a “Concession to Operate, Install, Exploit and Use a Public Telecommunications Network within Mexican Territory” at no charge, in order to provide services for private and public networks, and to provide value-added services. The concession term is for 30 years, with the possibility for an extension under certain conditions.

On November 9, 2000, Enlaces obtained from the SCT a registration of value-added services certificate, which allows it to offer internet access services, electronic data transfer and multimedia services (content delivery to private television channels).

The terms of both concessions are subject to certain legal provisions regarding assignment or transfer of rights. According to Mexican Law, Satmex is not allowed to transfer the concessions to any foreign country or state. If the Mexican federal government expropriates them, the companies are entitled to liquidation or resignation of their rights. As of December 31, 2011, the Company has complied with the obligations established in the concession titles.